UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Mar. 31, 2020	Jun. 30, 2019
Current Assets
Cash and cash equivalents		$ 8,951,553	$ 4,432,150
Trade and other receivables		35,961	59,679
Other assets		109,470	0
Total Current Assets		9,096,984	4,491,829
Non-Current Assets
Exploration and evaluation assets	[1],[2]	6,579,123	2,265,121
Property, plant and equipment		781,555	26,195
Other assets		149,884	0
Total Non-Current Assets		7,510,562	2,291,316
TOTAL ASSETS		16,607,546	6,783,145
Current Liabilities
Trade and other payables		748,323	2,144,071
Other liabilities		717,810	0
Total Current Liabilities		1,466,133	2,144,071
Non-Current Liabilities
Other liabilities		1,674,776	0
Total Non-Current Liabilities		1,674,776	0
TOTAL LIABILITIES		3,140,909	2,144,071
NET ASSETS		13,466,637	4,639,074
EQUITY
Contributed equity		63,429,107	48,853,707
Reserves		91,228	1,990,135
Accumulated losses		(50,053,698)	(46,204,768)
TOTAL EQUITY		$ 13,466,637	$ 4,639,074

[1]	As at March 31, 2020, the Piedmont Lithium Project comprised approximately 2,129 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 370 acres are owned, approximately 70 acres are subject to lease-to-own agreements, approximately 1,551 acres are subject to purchase option agreements, and approximately 138 acres are subject to long-term lease option agreements. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 10 for further details of contingent liabilities).
[2]	The ultimate recoupment of costs carried for exploration and evaluation phases is dependent on the successful development and commercial exploitation or sale of the respective areas.